Note 3 - Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]

NOTE 3:     LOANS AND ALLOWANCE FOR LOAN LOSSES

Categories of loans at December 31, 2013 and 2012 include:

	December 31,
	2013	2012
Real estate - residential mortgage:
One to four family units	$93,797,650	$99,381,934
Multi-family	46,188,434	46,405,034
Real estate - construction	43,266,130	48,917,296
Real estate - commercial	179,079,433	167,760,850
Commercial loans	92,721,783	95,226,762
Consumer and other loans	17,303,392	16,716,858
Total loans	472,356,822	474,408,734
Less:
Allowance for loan losses	(7,801,600)	(8,740,325)
Deferred loan fees/costs, net	(175,368)	(136,436)
Net loans	$464,379,854	$465,531,973

Classes of loans by aging at December 31, 2013 and 2012 were as follows:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$246	$337	$-	$583	$93,215	$93,798	$-
Multi-family	-	-	-	-	46,188	46,188	-
Real estate - construction	-	-	536	536	42,730	43,266	-
Real estate - commercial	-	-	2,604	2,604	176,476	179,080	-
Commercial loans	-	2	3,628	3,630	89,092	92,722	-
Consumer and other loans	19	-	63	82	17,221	17,303	-
Total	$265	$339	$6,831	$7,435	$464,922	$472,357	$-

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans Receivable	Total Loans > 90 Days and Accruing
	(In Thousands)
Real estate - residential mortgage:
One to four family units	$52	$4	$-	$56	$99,326	$99,382	$-
Multi-family	-	-	-	-	46,405	46,405	-
Real estate - construction	22	28	640	690	48,227	48,917	-
Real estate - commercial	-	352	-	352	167,409	167,761	-
Commercial loans	10	610	785	1,405	93,822	95,227	-
Consumer and other loans	57	-	-	57	16,660	16,717	-
Total	$141	$994	$1,425	$2,560	$471,849	$474,409	$-

Nonaccruing loans are summarized as follows:

	December 31,
	2013	2012
Real estate - residential mortgage:
One to four family units	$815,746	$2,280,856
Multi-family	-	-
Real estate - construction	4,529,410	6,274,241
Real estate - commercial	3,663,166	3,663,771
Commercial loans	6,776,230	2,793,457
Consumer and other loans	63,027	318,963
Total	$15,847,579	$15,331,288

The following tables present the activity in the allowance for loan losses and the recorded investment in loans based on portfolio segment and impairment method as of and for the years ended December 31, 2013, 2012 and 2011:

As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Provision charged to expense	691	(181)	(203)	(75)	988	125	205	$1,550
Losses charged off	(879)	(277)	(139)	-	(1,268)	(164)	-	$(2,727)
Recoveries	50	-	23	-	110	56	-	$239
Balance, end of year	$2,387	$2,059	$997	$209	$1,519	$272	$359	$7,802
Ending balance: individually evaluated for impairment	$890	$-	$8	$-	$601	$102	$-	$1,601
Ending balance: collectively evaluated for impairment	$1,497	$2,059	$989	$209	$918	$170	$359	$6,201
Loans:
Ending balance: individually evaluated for impairment	$4,530	$3,663	$886	$-	$6,776	$316	$-	$16,171
Ending balance: collectively evaluated for impairment	$38,736	$175,417	$92,912	$46,188	$85,946	$16,987	$-	$456,186

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Provision charged to expense	1,324	683	(179)	(106)	5,090	(81)	(781)	$5,950
Losses charged off	(1,335)	(985)	(265)	-	(5,547)	(73)	-	$(8,205)
Recoveries	28	94	25	-	198	37	-	$382
Balance, end of year	$2,525	$2,517	$1,316	$284	$1,689	$255	$154	$8,740
Ending balance: individually evaluated for impairment	$438	$350	$90	$-	$441	$48	$-	$1,367
Ending balance: collectively evaluated for impairment	$2,087	$2,167	$1,226	$284	$1,248	$207	$154	$7,373
Loans:
Ending balance: individually evaluated for impairment	$6,275	$5,673	$2,360	$-	$2,555	$414	$-	$17,277
Ending balance: collectively evaluated for impairment	$42,642	$162,088	$97,022	$46,405	$92,672	$16,303	$-	$457,132

As of December 31, 2011
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Unallocated	Total
	(In Thousands)
Allowance for loan losses:
Balance, beginning of year	$4,547	$3,125	$1,713	$528	$2,483	$687	$-	$13,083
Provision charged to expense	265	2,123	943	(138)	505	(1,283)	935	$3,350
Losses charged off	(2,381)	(2,744)	(966)	-	(1,362)	(322)	-	$(7,775)
Recoveries	77	221	45	-	322	1,290	-	$1,955
Balance, end of year	$2,508	$2,725	$1,735	$390	$1,948	$372	$935	$10,613
Ending balance: individually evaluated for impairment	$1,355	$659	$127	$-	$399	$72	$-	$2,612
Ending balance: collectively evaluated for impairment	$1,153	$2,066	$1,608	$390	$1,549	$300	$935	$8,001
Loans:
Ending balance: individually evaluated for impairment	$8,515	$5,019	$1,819	$-	$3,048	$653	$-	$19,054
Ending balance: collectively evaluated for impairment	$36,397	$189,837	$96,212	$43,166	$85,040	$20,105	$-	$470,757

A loan is considered impaired, in accordance with the impairment accounting guidance (ASC-310-10-35-16), when based on current information and events, it is probable the Bank will be unable to collect all amounts due from the borrower in accordance with the contractual terms of the loan. Impaired loans include nonperforming commercial loans but also include loans modified in troubled debt restructurings where concessions have been granted to borrowers experiencing financial difficulties. These concessions could include a reduction in the interest rate on the loan, payment extensions, forgiveness of principal, forbearance or other actions intended to maximize collection.

The following summarizes impaired loans as of and for the years ended December 31, 2013 and 2012:

As of December 31, 2013
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)
Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$620	$620	$-	$1,908	$5
Multi-family	-	-	-	-	-
Real estate - construction	96	940	-	3,086	-
Real estate - commercial	3,663	3,663	-	4,310	40
Commercial loans	2,327	2,462	-	1,030	1
Consumer and other loans	-	-	-	91	-

Loans with a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$267	$267	$8	$286	$-
Multi-family	-	-	-	-	-
Real estate - construction	4,433	4,433	890	2,606	-
Real estate - commercial	-	-	-	561	-
Commercial loans	4,449	5,148	601	3,047	-
Consumer and other loans	316	316	102	319	-

Total
Real estate - residential mortgage:
One to four family units	$887	$887	$8	$2,194	$5
Multi-family	-	-	-	-	-
Real estate - construction	4,529	5,373	890	5,692	-
Real estate - commercial	3,663	3,663	-	4,871	40
Commercial loans	6,776	7,610	601	4,077	1
Consumer and other loans	316	316	102	410	-
Total	$16,171	$17,849	$1,601	$17,244	$46

As of December 31, 2012
	Recorded Balance	Unpaid Principal Balance	Specific Allowance	Average Investment in Impaired Loans	Interest Income Recognized
	(In Thousands)

Loans without a specific valuation allowance
Real estate - residential mortgage:
One to four family units	$2,245	$2,271	$-	$1,961	$20
Multi-family	-	-	-	-	-
Real estate - construction	5,015	5,575	-	3,528	-
Real estate - commercial	2,430	2,755	-	4,054	65
Commercial loans	318	689	-	1,831	17
Consumer and other loans	103	103	-	266	11
Loans with a specific valuation allowance

Real estate - residential mortgage:
One to four family units	$115	$130	$90	$315	$-
Multi-family	-	-	-	-	-
Real estate - construction	1,260	1,260	608	3,316	-
Real estate - commercial	3,243	3,243	180	6,913	-
Commercial loans	2,237	2,237	441	3,408	-
Consumer and other loans	311	311	48	307	-
Total

Real estate - residential mortgage:
One to four family units	$2,360	$2,401	$90	$2,276	$20
Multi-family	-	-	-	-	-
Real estate - construction	6,275	6,835	608	6,844	-
Real estate - commercial	5,673	5,998	180	10,967	65
Commercial loans	2,555	2,926	441	5,239	17
Consumer and other loans	414	414	48	573	11
Total	$17,277	$18,574	$1,367	$25,899	$113

Interest of approximately $199,000 was recognized on average impaired loans of $27,171,000 for the year ended December 31, 2011.

At December 31, 2013, the Bank’s impaired loans shown in the table above included loans that were classified as troubled debt restructurings (TDR). The restructuring of a loan is considered a TDR if both (i) the borrower is experiencing financial difficulties and (ii) the creditor has granted a concession.

In assessing whether or not a borrower is experiencing financial difficulties, the Bank considers information currently available regarding the financial condition of the borrower. This information includes, but is not limited to, whether (i) the debtor is currently in payment default on any of its debt; (ii) a payment default is probable in the foreseeable future without the modification; (iii) the debtor has declared or is in the process of declaring bankruptcy and (iv) the debtor’s projected cash flow is sufficient to satisfy the contractual payments due under the original terms of the loan without a modification.

The Bank considers all aspects of the modification to loan terms to determine whether or not a concession has been granted to the borrower. Key factors considered by the Bank include the debtor’s ability to access funds at a market rate for debt with similar risk characteristics, the significance of the modification relative to unpaid principal balance or collateral value of the debt, and the significance of a delay in the timing of payments relative to the original contractual terms of the loan. The most common concessions granted by the Bank generally include one or more modifications to the terms of the debt, such as (i) a reduction in the interest rate for the remaining life of the debt, (ii) an extension of the maturity date at an interest rate lower than the current market rate for new debt with similar risk, (iii) a reduction of the face amount or maturity amount of the debt as stated in the original loan, (iv) a temporary period of interest-only payments, (v) a reduction in accrued interest, and (vi) an extension of amortization.

The following summarizes information regarding new troubled debt restructurings by class:

	2013
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	2	$662,598	$662,598
Multi-family	-	-	-
Real estate - construction	1	73,845	73,845
Real estate - commercial	2	3,275,179	3,297,014
Commercial loans	3	2,889,923	3,114,327
Consumer and other loans	-	-	-
Total	8	$6,901,545	$7,147,784

	2012
	Number of Loans	Pre-Modification Outstanding Recorded Balance	Post-Modification Outstanding Recorded Balance
Real estate - residential mortgage:
One to four family units	3	$1,317,070	$1,689,268
Multi-family	-	-	-
Real estate - construction	3	7,626,970	8,193,713
Real estate - commercial	2	2,316,745	2,316,745
Commercial loans	2	2,270,030	1,844,113
Consumer and other loans	-	-	-
Total	10	$13,530,815	$14,043,839

The troubled debt restructurings described above increased the allowance for loan losses by $255,679 and resulted in charge offs of $135,063 during the year ended December 31, 2013.

The following presents the troubled debt restructurings by type of modification:

	2013
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$417,070	$-	$245,528	$662,598
Multi-family	-	-	-	-
Real estate - construction	-	73,845	-	73,845
Real estate - commercial	-	-	3,297,014	3,297,014
Commercial loans	-	-	3,114,327	3,114,327
Consumer and other loans	-	-	-	-
Total	$417,070	$73,845	$6,656,869	$7,147,784

	2012
	Interest Rate	Term	Combination	Total Modification
Real estate - residential mortgage:
One to four family units	$305,600	$1,383,668	$-	$1,689,268
Multi-family	-	-	-	-
Real estate - construction	6,884,800	1,308,913	-	8,193,713
Real estate - commercial	-	391,745	1,925,000	2,316,745
Commercial loans	-	1,844,113	-	1,844,113
Consumer and other loans	-	-	-	-
Total	$7,190,400	$4,928,439	$1,925,000	$14,043,839

As part of the on-going monitoring of the credit quality of the Bank’s loan portfolio, management tracks loans by an internal rating system. All loans are assigned an internal credit quality rating based on an analysis of the borrower’s financial condition. The criteria used to assign quality ratings to extensions of credit that exhibit potential problems or well-defined weaknesses are primarily based upon the degree of risk and the likelihood of orderly repayment, and their effect on the Bank’s safety and soundness. The following are the internally assigned ratings:

Pass-This rating represents loans that have strong asset quality and liquidity along with a multi-year track record of profitability.

Special mention-This rating represents loans that are currently protected but are potentially weak. The credit risk may be relatively minor, yet constitute an increased risk in light of the circumstances surrounding a specific loan.

Substandard-This rating represents loans that show signs of continuing negative financial trends and unprofitability and therefore, is inadequately protected by the current sound worth and paying capacity of the obligor or of the collateral pledged, if any.

Doubtful-This rating represents loans that have all the weaknesses of substandard classified loans with the additional characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Risk characteristics applicable to each segment of the loan portfolio are described as follows.

Real estate-Residential 1-4 family: The residential 1-4 family real estate loans are generally secured by owner-occupied 1-4 family residences. Repayment of these loans is primarily dependent on the personal income and credit rating of the borrowers. Credit risk in these loans can be impacted by economic conditions within the Bank’s market areas that might impact either property values or a borrower’s personal income. Risk is mitigated by the fact that the loans are of smaller individual amounts and spread over a large number of borrowers.

Real estate-Construction: Construction and land development real estate loans are usually based upon estimates of costs and estimated value of the completed project and include independent appraisal reviews and a financial analysis of the developers and property owners. Sources of repayment of these loans may include permanent loans, sales of developed property or an interim loan commitment from the Bank until permanent financing is obtained. These loans are considered to be higher risk than other real estate loans due to their ultimate repayment being sensitive to interest rate changes, general economic conditions and the availability of long-term financing. Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Real estate-Commercial: Commercial real estate loans typically involve larger principal amounts, and repayment of these loans is generally dependent on the successful operations of the property securing the loan or the business conducted on the property securing the loan. These loans are viewed primarily as cash flow loans and secondarily as loans secured by real estate. Credit risk in these loans may be impacted by the creditworthiness of a borrower, property values and the local economies in the Bank’s market areas.

Commercial: The commercial portfolio includes loans to commercial customers for use in financing working capital needs, equipment purchases and expansions. The loans in this category are repaid primarily from the cash flow of a borrower’s principal business operation. Credit risk in these loans is driven by creditworthiness of a borrower and the economic conditions that impact the cash flow stability from business operations.

Consumer: The consumer loan portfolio consists of various term and line of credit loans such as automobile loans and loans for other personal purposes. Repayment for these types of loans will come from a borrower’s income sources that are typically independent of the loan purpose. Credit risk is driven by consumer economic factors (such as unemployment and general economic conditions in the Bank’s market area) and the creditworthiness of a borrower.

The following table provides information about the credit quality of the loan portfolio using the Bank’s internal rating system as of December 31, 2013 and 2012:

As of December 31, 2013
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$31,433	$169,135	$83,341	$45,768	$78,622	$16,743	$425,042
Special Mention	7,253	4,721	8,954	420	9,161	107	30,616
Substandard	683	5,224	1,503	-	2,738	453	10,601
Doubtful	3,897	-	-	-	2,201	-	6,098
Total	$43,266	$179,080	$93,798	$46,188	$92,722	$17,303	$472,357

As of December 31, 2012
	Construction	Commercial Real Estate	One to four family	Multi-family	Commercial	Consumer and Other	Total
	(In Thousands)
Rating:
Pass	$35,775	$156,448	$94,209	$45,133	$88,230	$15,840	$435,635
Special Mention	6,868	4,976	1,636	1,272	2,255	93	17,100
Substandard	5,581	6,337	3,507	-	4,742	784	20,951
Doubtful	693	-	30	-	-	-	723
Total	$48,917	$167,761	$99,382	$46,405	$95,227	$16,717	$474,409

The weighted average interest rate on loans as of December 31, 2013 and 2012 was 5.78% and 5.89%, respectively.

The Bank serviced mortgage loans for others amounting to $106,079 and $184,045 as of December 31, 2013 and 2012, respectively. The Bank serviced commercial loans for others amounting to $6,531,898 and $2,046,506 as of December 31, 2013 and 2012, respectively.